Share Capital - Additional Information (Detail) - shares	Oct. 23, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Description of the reverse stock split arrangement	ratio of one post-consolidation share for every ten pre-consolidation shares
Number of shares issued		201,231,446	2,012,314,469
Number of shares outstanding		201,231,446	2,012,314,469
Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued		201,231,446	201,231,446
Number of shares outstanding		201,231,446	201,231,446
Preferred Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued		0	0
Number of shares outstanding		0	0